Stock-Based Compensation (Schedule of Stock-based Assets and Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets:
Diversified investments associated with the stock-based retirement plans, Current	$ 1.7	$ 0.9
Diversified investments associated with the stock-based retirement plans, Long-term	11.7	6.1
Diversified investments associated with the stock-based retirement plans, Total	13.4	7.0
Liabilities:
Share Liabilities, Current	1.7	0.9
Share Liabilities, Long-term	15.4	16.0
Other - primarily timing differences between employee withholdings and related employer contributions to be submitted to various plans' trust accounts, Current	6.0	5.8
Other - primarily timing differences between employee withholdings and related employer contributions to be submitted to various plans' trust accounts, Long-term	0	0
Other - primarily timing differences between employee withholdings and related employer contributions to be submitted to various plans' trust accounts, Total	6.0	5.8
Total liabilities associated with stock-based compensation, Current	10.5	10.3
Total liabilities associated with stock-based compensation, Long-term	15.4	10.7
Total liabilities associated with stock-based compensation, Total	25.9	21.0
Stock-based retirement plans
Liabilities:
Share Liabilities, Current	1.7	0.9
Share Liabilities, Long-term	11.6	6.2
Share Liabilities, Total	13.3	7.1
Performance Stock Unit Awards
Liabilities:
Share Liabilities, Current	2.8	3.6
Share Liabilities, Long-term	2.6	4.5
Share Liabilities, Total	5.4	8.1
PGI
Liabilities:
Share Liabilities, Current	0	0
Share Liabilities, Long-term	1.2	0
Share Liabilities, Total	$ 1.2	$ 0